Related Parties Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties Transactions and Balances [Abstract]
Schedule of Compensation to Related Parties

Compensation to related parties

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Compensation to directors employed by the Company	909	797	616
Compensation to other key management personnel	723	362	487
Compensation to directors who are not employed by the Company	273	179	200

Schedule of Compensation to Key Management Personnel for Work Services

The compensation paid to key management personnel for work services they provide to the Company is as follows:

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Payroll, management fees, and other short-term benefits	1,177	921	833
Share-based payments	455	238	270
	1,632	1,159	1,103

Schedule of Balances with Related Parties	Balances with related parties
	December 31
	2024	2023
	U.S. dollar in thousands
Employees payable	508	376
Accounts payable	146	29
	654	405